SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical)	Dec. 31, 2024
SKK Works Pte Ltd [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
SKK Works Pte Ltd [Member] | SKK HDD Works (2019) Pte Ltd# [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	80.00%
Mr. Kim Hor Ng [Member] | SKK HDD Works (2019) Pte Ltd# [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	20.00%